Financial instruments - Fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management And Fair Value Of Financial Instruments [Abstract]
Schedule of carrying amounts and fair values of financial assets and financial liabilities
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

		Carrying amount				Fair value
	Note	Mandatorily at FVTPL - others	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Balance at December 31, 2023
Financial asset measured at fair value
Financial assets at FVTPL	20	$20,405,264	$—	$—	$20,405,264	$—	$—	$20,405,264	$20,405,264
Financial assets at amortized cost
Trade receivables	19	$—	$4,058,007	$—	$4,058,007	n/a	n/a	n/a	n/a
Deposits and other receivables	17,19	—	6,028,021	—	6,028,021	n/a	n/a	n/a	n/a
Amount due from a related company		—	5,123	—	5,123	n/a	n/a	n/a	n/a
Amounts due from equity-accounted investees		—	132,114	—	132,114	n/a	n/a	n/a	n/a
Short-term deposits		—	16,000,000	—	16,000,000	n/a	n/a	n/a	n/a
Cash and cash equivalents	21(b)	—	45,706,448	—	45,706,448	n/a	n/a	n/a	n/a
		$—	$71,929,713	$—	$71,929,713
Financial liabilities measured at fair value
Warrant liabilities	27	$223,850	$—	$—	$223,850	223,850	—	—	223,850
Financial liabilities at amortized cost
Trade payables		$—	$—	$1,671,019	$1,671,019	n/a	n/a	n/a	n/a
Accrued expenses and other liabilities	22	—	—	8,174,815	8,174,815	n/a	n/a	n/a	n/a
Liabilities for puttable financial instrument	28	—	—	14,622,529	14,622,529	n/a	n/a	n/a	n/a
		$—	$—	$24,468,363	$24,468,363

		Carrying amount				Fair value
	Note	Mandatorily at FVTPL - others	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
Balance at December 31, 2022
Financial asset measured at fair value
Financial assets at FVTPL	20	$17,537,608	$—	$—	$17,537,608	$—	$—	$17,537,608	$17,537,608
Financial assets at amortized cost
Trade receivables	19	$—	$41,691,913	$—	$41,691,913	n/a	n/a	n/a	n/a
Deposits and other receivables	17,19	—	8,181,576	—	8,181,576	n/a	n/a	n/a	n/a
Short-term deposits		—	19,920,160	—	19,920,160	n/a	n/a	n/a	n/a
Cash and cash equivalents	21(b)	—	146,660,195	—	146,660,195	n/a	n/a	n/a	n/a
		$—	$216,453,844	$—	$216,453,844
Financial liabilities measured at fair value
Warrant liabilities	27	$3,574,885	$—	$—	$3,574,885	3,574,885	—	—	3,574,885
Financial liabilities at amortized cost
Trade payables		$—	$—	$7,291,133	$7,291,133	n/a	n/a	n/a	n/a
Accrued expenses and other liabilities	22	—	—	15,668,734	15,668,734	n/a	n/a	n/a	n/a
Liabilities for puttable financial instrument	28	—	—	17,138,905	17,138,905	n/a	n/a	n/a	n/a
		$—	$—	$40,098,772	$40,098,772

Schedule of fair value measurements
Financial instruments measured at fair value

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Financial assets at FVTPL	Adjusted net asset value	Underlying assets’ value	The estimated fair value would increase if the underlying assets’ value is higher.
	Discounted cash flow method	Risk-adjusted discount rate: 17.5% Discount for lack of marketability: 32.5%	The estimated fair value would increase if: –the risk-adjusted discount rate was lower; or –the discount for lack of marketability was lower.

Schedule of information about Level 3 fair value measurements
The following table shows a reconciliation of financial assets at FVTPL from the opening balances to the closing balances for Level 3 fair values.

	2023	2022
Balance at January 1	$17,537,608	$9,906,000
Additions	10,002,442	20,000,000
Redemption	—	(3,004,897)
Changes in fair value recognized in profit or loss	(7,134,786)	(9,363,495)
Balance at December 31	$20,405,264	$17,537,608

Schedule of movement in the loss allowance account in respect of trade receivable
Movement in the loss allowance account in respect of trade receivable during the years ended December 31, 2023 and 2022 is as follows:

	2023	2022
Balance at January 1	$1,592,119	$518,968
Additions from acquisition (note 34(C))	—	1,263,570
Net remeasurement of loss allowance	782,488	(136,493)
Amounts written off	(41,776)	(33,808)
Exchange differences	91,278	(20,118)
Balance at December 31	$2,424,109	$1,592,119

Schedule of remaining contractual maturities at the end of the reporting period of the non-derivative financial liabilities and derivative financial liabilities, which are based on contractual undiscounted cash flows
The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include contractual interest payments.

		Contractual undiscounted cash flows
	Carrying amount	Total	Within 1 year or on demand	1 - 2 years	More than 2 years
Balance at December 31, 2023
Trade payables	$1,671,019	$1,671,019	$1,671,019	$—	$—
Accrued expenses and other liabilities	8,174,815	8,174,815	8,174,815	—	—
Lease liabilities	2,369,388	2,440,587	1,549,027	787,708	103,852
Liabilities for puttable financial instrument	14,622,529	14,622,529	14,622,529	—	—
	$26,837,751	$26,908,950	$26,017,390	$787,708	$103,852
Balance at December 31, 2022
Trade payables	$7,291,133	$7,291,133	$7,291,133	$—	$—
Accrued expenses and other liabilities	15,668,734	15,668,734	15,611,421	57,313	—
Lease liabilities	6,646,163	7,308,540	3,022,367	1,678,615	2,607,558
Liabilities for puttable financial instrument	17,138,905	17,138,905	17,138,905	—	—
	$46,744,935	$47,407,312	$43,063,826	$1,735,928	$2,607,558

Schedule of amounts for the exposure to currency risk
The summary quantitative data about the Group’s exposure to currency risk as reported to the management of the Group is as follows.

	December 31, 2023		December 31, 2022
	USD	RMB	USD	RMB
Trade receivables	$50,696	$—	$79,220	$—
Deposits, prepayments and other receivables	76,586	—	2,972,471	872,455
Cash and cash equivalents	41,388,803	253,839	12,225,385	14
Trade payables	(45,754)	(167,889)	(3,984,494)	(2,029,309)
Accrued expenses and other liabilities	—	(2,608)	(3,741,359)	—
Net exposure	$41,470,331	$83,342	$7,551,223	$(1,156,840)
The following significant exchange rates have been applied.

	Average rate		Year-end spot rate
	2023	2022	2023	2022
USD 1	$7.82	$7.83	$7.81	$7.78
RMB 1	1.10	1.17	1.10	1.11

Schedule of sensitivity analysis
The following table indicates the instantaneous change in the Group’s loss after tax (and accumulated losses) that would arise if foreign exchange rates to which the Group has significant exposure at the end of the reporting period had changed at that date, assuming all other risk variables remained constant.

	2023		2022
	Increase/(decrease) in foreign exchange rates	Decrease/(increase) on loss after tax and accumulated losses	Increase/(decrease) in foreign exchange rates	Decrease/(increase) on loss after tax and accumulated losses
	%		%
USD	1	$(346,058)	1	$(63,061)
	(1)	346,058	(1)	63,061
RMB	5	(3,478)	5	48,298
	(5)	3,478	(5)	(48,298)